Earnings per share (Tables)	6 Months Ended
Sep. 30, 2018
Earnings per share [abstract]
Schedule of Earnings per share
(a)    Basic earnings per share

Six months ended 30 September	2018	2018	2017¹	2017¹
	Earnings	Earnings per share	Earnings	Earnings per share
	£m	Pence	£m	Pence

Profit after tax before exceptional items and remeasurements - continuing	598	17.8	587	16.6
Exceptional items and remeasurements after tax - continuing	(170)	(5.1)	39	1.1
Profit after tax from continuing operations attributable to the parent	428	12.7	626	17.7

Profit after tax before exceptional items and remeasurements - discontinued	48	1.4	67	1.9
Exceptional items and remeasurements after tax - discontinued	(45)	(1.3)	(17)	(0.5)
Profit after tax from discontinued operations attributable to the parent	3	0.1	50	1.4

Total profit after tax before exceptional items and remeasurements	646	19.2	654	18.5
Total exceptional items and remeasurements after tax	(215)	(6.4)	22	0.6
Total profit after tax attributable to the parent	431	12.8	676	19.1

		Millions		Millions
Weighted average number of shares - basic[2]		3,367		3,539

(b)    Diluted earnings per share

Six months ended 30 September	2018	2018	2017¹	2017¹
	Earnings	Earnings per share	Earnings	Earnings per share
	£m	Pence	£m	Pence

Profit after tax before exceptional items and remeasurements - continuing	598	17.7	587	16.5
Exceptional items and remeasurements after tax - continuing	(170)	(5.1)	39	1.1
Profit after tax from continuing operations attributable to the parent	428	12.6	626	17.6

Profit after tax before exceptional items and remeasurements - discontinued	48	1.4	67	1.9
Exceptional items and remeasurements after tax - discontinued	(45)	(1.3)	(17)	(0.5)
Profit after tax from discontinued operations attributable to the parent	3	0.1	50	1.4

Total profit after tax before exceptional items and remeasurements	646	19.1	654	18.4
Total exceptional items and remeasurements after tax	(215)	(6.4)	22	0.6
Total profit after tax attributable to the parent	431	12.7	676	19.0

		Millions		Millions
Weighted average number of shares - diluted[2]		3,381		3,554

1.	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).

2.
The weighted average number of shares for the six month period ended 30 September 2017 includes the effect of the share consolidation, special dividend and share buy-back programme that took place in the three month period following the sale of the UK Gas Distribution business on 31 March 2017, as described in the Annual Report and Accounts.